EVENTS AFTER THE REPORTING PERIOD (Details Narrative)			1 Months Ended		12 Months Ended
	Jul. 08, 2022 CAD ($) shares	Jul. 08, 2022 $ / shares	May 25, 2022 CAD ($)	May 16, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Jun. 15, 2022
Statement [Line Items]
Bonus warrants description					In connection with this Loan, Amarc will issue to the Lender a loan bonus in the form of 1,176,470 warrants (the "Bonus Warrants"), each entitling the holder to acquire one common share of Amarc until November 26, 2024 at a price of $0.085 per share.
Increase in borrowings					$ 100,000	$ 111,354	$ 105,630
Events After Reporting Period
Statement [Line Items]
Borrowings			$ 1,000,000
Increase in borrowings			$ 100,000
Interest rate			10.00%					12.00%
Events After Reporting Period | Five BC Mineral Claims Group
Statement [Line Items]
Initial option requirement payment				$ 100,000
Additional option payments				900,000
Early option payments				100,000
Total option payments				$ 1,000,000
Royalty percentage on property				2.00%
Events After Reporting Period | Kin
Statement [Line Items]
Servise fees payment	$ 12,500
Stock options grant | shares	1,000,000
Stock price | $ / shares		$ 0.11
Vesting term	five-year